Basis of Presentation (Policies)	9 Months Ended
Sep. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
The accompanying unaudited condensed combined financial statements of the Partnership have been prepared by the Partnership’s management in accordance with generally accepted accounting principles in the United States (“GAAP”) for interim financial information and applicable rules and regulations promulgated under the Securities Exchange Act of 1934, as amended. Accordingly, they do not include all of the information and footnotes required by GAAP for annual financial statements. The unaudited condensed combined financial statements included herein contain all adjustments which are, in the opinion of management, necessary to present fairly the Partnership’s financial position as of September 30, 2015 and December 31, 2014 and its unaudited condensed combined statements of operations for the three and nine months ended September 30, 2015 and 2014 and cash flows for the nine months ended September 30, 2015 and 2014.
For periods prior to December 22, 2014, those condensed combined financial statements have been prepared from the separate records maintained by Rice Energy and may not necessarily be indicative of the actual results of operations that might have occurred if the Predecessor had been operated separately during the periods prior to the Partnership’s IPO. Because a direct ownership relationship did not exist among the businesses comprising the Predecessor, the net investment in the Predecessor is shown as parent net equity in the condensed combined financial statements. Subsequent to the Partnership’s IPO, the unaudited condensed combined financial statements include the accounts of the Partnership and its subsidiaries, Rice Midstream OpCo LLC (“Rice Midstream OpCo”) and Rice Poseidon. Transactions between the Partnership and Rice Energy have been identified in the unaudited condensed combined financial statements as transactions between related parties.
Our unaudited condensed combined financial statements have been retrospectively recast for all periods presented to include the historical results of the Water Assets, which were acquired on November 4, 2015, with an effective date of November 1, 2015, as the transaction is accounted for as a combination of entities under common control.

New Accounting Pronouncements
New Accounting Pronouncements
In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), No. 2014-09, “Revenue from Contracts with Customers (Topic 606),” or ASU 2014-09. The FASB created Topic 606 which supersedes the revenue recognition requirements in Topic 605, “Revenue Recognition,” and most industry-specific guidance throughout the Industry Topics of the Codification. ASU 2014-09 will enhance comparability of revenue recognition practices across entities, industries and capital markets compared to existing guidance. Additionally, ASU 2014-09 will reduce the number of requirements which an entity must consider in recognizing revenue, as this update will replace multiple locations for guidance. The FASB and International Accounting Standards Board initiated this joint project to clarify the principles for recognizing revenue and to develop a common revenue standard for both U.S. GAAP and International Financial Reporting Standards. In August 2015, the FASB issued ASU 2015-14, “Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date.” The amendments in this update deferred the effective date for implementation of ASU 2014-09 by one year. ASU 2014-09 will now be effective for annual reporting periods beginning after December 15, 2017 and should be applied retrospectively. Early application is permitted only for annual reporting periods beginning after December 15, 2016, including interim reporting periods within that period. The Partnership has not yet selected a transition method and is currently evaluating the standard and the impact on its combined financial statements and footnote disclosures.
In February 2015, the FASB issued ASU, 2015-02, “Consolidation (Topic 810): Amendments to the Consolidation Analysis.” ASU 2015-02 affects reporting entities that are required to evaluate whether they should consolidate certain legal entities. ASU 2015-02 is effective for periods beginning after December 15, 2015 with early adoption permitted. The Partnership is currently evaluating the new guidance and has not determined the impact this standard may have on its financial statements.
In April 2015, the FASB issued ASU, 2015-03, “Interest—Imputation of Interest (Subtopic 835-30): Simplification of Debt Issuance Costs.” ASU 2015-03 was issued to simplify the presentation of debt issuance costs by requiring debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of the related debt liability, consistent with debt discounts. ASU 2015-03 is effective for periods beginning after December 15, 2015 with early adoption permitted. In August 2015, the FASB issued ASU 2015-15, “Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements.” ASU 2015-15 clarifies the guidance in ASU 2015-03 regarding presentation and subsequent measurement of debt issuance costs related to line-of-credit arrangements. The SEC staff announced they would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. The Partnership is currently evaluating the impact of the provisions of ASU 2015-03 and ASU 2015-15.
In April 2015, the FASB issued ASU, 2015-06, “Earnings Per Share (Topic 260): Effects on Historical Earnings per Unit of Master Limited Partnership Dropdown Transactions.” ASU 2015-6 was issued to clarify the process for updating historical earnings per unit disclosures under the two-class method when a drop-down transaction occurs between entities under common control. ASU 2015-06 is effective for periods beginning after December 15, 2015.  The guidance should be applied retrospectively and early adoption is permitted. The Partnership is currently evaluating the impact of the guidance on its combined financial statements.
In September 2015, the FASB issued ASU, 2015-16, “Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments.” ASU 2015-16 requires that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. ASU 2015-16 is effective for periods beginning after December 15, 2015 with early adoption permitted. The Partnership is currently evaluating the impact of the provisions of ASU 2015-16.